Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS
Cash and cash equivalents (Notes 4 and 6)	$ 22,203,031	$ 28,908,901
Prepayments	68,923	183,599
Total current assets	22,271,954	29,092,500
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss (Notes 4,7 and 17)	68,256	60,004
Financial assets at fair value through other comprehensive income (Notes 4, 8 and 17)	132,160	187,244
Property, plant and equipment (Notes 4 and 10)	38,333	288,418
Right-of-use assets(Notes 3, 4 and 11)	727,866
Intangible assets (Notes 4, 12 and 17)	2,845	23,080,592
Refundable deposits	108,076	172,080
Total non-current assets	1,077,536	23,788,338
TOTAL ASSETS	23,349,490	52,880,838
CURRENT LIABILITIES
Trade payables	1,871,843	5,315,737
Other payables (Notes 13 and 21)	3,246,842	2,682,661
Lease Liabilities - current (Notes 3, 4 and 11)	264,543
Total current liabilities	5,383,228	7,998,398
NON-CURRENT LIABILITIES
Financial liabilities at fair value through profit or loss (Note 4, 7)	262,350
Long-term borrowings (Note 14, 26)	17,065,305	13,974,794
Long-term borrowings from related parties (Note 14, 26)	566,176
Lease Liabilities - non-current (Notes 3, 4 and 11)	490,835
Other non-current liabilities (Note 21)	184,870	289,613
Total non-current liabilities	18,569,536	14,264,407
Total liabilities	23,952,764	22,262,805
EQUITY (DEFICIT) ATTRIBUTABLE TO STOCKHOLDERS OF THE COMPANY (Note 16)
Ordinary shares	61,366,844	51,627,219
Capital surplus	116,495,710	111,459,672
Accumulated deficits	(179,484,825)	(132,468,858)
Other reserves	(55,084)
Total equity (deficit) attributable to stockholders of the Company	(1,677,355)	30,618,033
NON-CONTROLLING INTERESTS	1,074,081
Total equity (deficit)	(603,274)	30,618,033
TOTAL LIABILITIES AND EQUITY	$ 23,349,490	$ 52,880,838